LOAN FROM CONTROLLING SHAREHOLDER	12 Months Ended
Dec. 31, 2023
Loan From Controlling Shareholder
LOAN FROM CONTROLLING SHAREHOLDER

13. LOAN FROM CONTROLLING SHAREHOLDER

The amount of loan from controlling shareholder is non-trade, unsecured, interest-free and repayable on demand. The amount has been fully repaid by the Company during the year ended December 31, 2023.